Future Minimum Lease Payments Under Non Cancelable Operating Leases Parent Company (Detail) - Dec. 31, 2017 ¥ in Thousands, $ in Thousands	USD ($)	CNY (¥)
Operating Leased Assets [Line Items]
2018	$ 39,202	¥ 255,059
2019	16,127	104,926
2020	31,286	203,555
2021	11,211	72,939
2022 and thereafter	102,003	663,661
Operating Leases, Future Minimum Payments Due	199,829	1,300,140
Parent Company
Operating Leased Assets [Line Items]
2018	2,750	17,893
2019	2,819	18,340
2020	2,889	18,799
2021	2,961	19,268
2022 and thereafter	10,138	65,964
Operating Leases, Future Minimum Payments Due	$ 21,557	¥ 140,264